Revenue Recognition (Notes)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue Recognition	REVENUE RECOGNITION
On December 30, 2017, the first day of our 2018 fiscal year, the Company adopted ASU 2014-09, "Revenue from Contracts with Customers (Topic 606)". Under Topic 606 (the "Revenue Standard"), revenue is recognized to reflect the transfer of goods or services to customers in an amount that reflects the consideration to which we expect to be entitled in exchange for those goods or services.
As the Company adopted the Revenue Standard using the modified retrospective method effective the first day of its 2018 fiscal year, results for its 2018 fiscal year are presented under the Revenue Standard while prior period amounts are not adjusted and continue to be reported in accordance with the Company's historic accounting under ASC Topic 605, which required that revenue was accounted for when the earnings process was complete.
The Company recognizes revenue when control of the promised goods is transferred to its customers in an amount that reflects the consideration it expects to be entitled to in exchange for those goods. Sales, value added, and other taxes the Company collects are excluded from revenues. The Company receives payment in accordance with standard customer terms.
The following table presents the Company's revenues disaggregated by product categories:

	December 31,
(DOLLARS IN THOUSANDS)	2019	2018	2017(a)
Flavor Compounds	$2,850,498	$1,990,985	$1,632,166
Fragrance Compounds	1,543,834	1,496,493	1,424,612
Ingredients	745,752	490,061	341,941
Total revenues	$5,140,084	$3,977,539	$3,398,719
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(a)	Prior period amounts have not been adjusted based on the modified retrospective method.
The following table presents the Company's revenues disaggregated by region, based on the region of their customers:

	December 31,
(DOLLARS IN THOUSANDS)	2019	2018	2017(a)
Europe, Africa and Middle East	$2,081,758	$1,396,316	$1,065,596
Greater Asia	1,162,992	991,015	903,546
North America	1,170,497	1,010,126	901,821
Latin America	724,837	580,082	527,756
Total revenues	$5,140,084	$3,977,539	$3,398,719
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(a)	Prior period amounts have not been adjusted based on the modified retrospective method.
Flavor and Fragrance Compounds Revenues
The Company accounts for a contract when it has approval and commitment from both parties, the rights of the parties and payment terms (which vary by customer) are identified, the contract has commercial substance, and collectability of consideration is probable. Consistent with the Company's past practice, the amount of revenue recognized is adjusted at the time of sale for expected discounts and rebates (“Variable Consideration”).
The Company generates revenues primarily by manufacturing customized taste and scent compounds for the exclusive use of our customers. The Company combines the shipment of goods with their manufacture to account for both shipment and manufacture as the sole performance obligation.
With respect to the vast majority of the Company’s contracts for Compounds products, the Company recognizes a sale at the point in time when it ships the product from its manufacturing facility to its customer, as this is the time when control of the goods has transferred to the customer. The amount of consideration received and revenue recognized is impacted by the Variable Consideration the Company has agreed with its customers. The Company estimates Variable Consideration amounts for each customer based on the specific agreement, an analysis of historical volumes and the current activity with that customer. The Company reassesses its estimates of Variable Consideration at each reporting date throughout the contract period and updates the estimate until the uncertainty is resolved. During the current period, changes to estimates of Variable Consideration have been immaterial.
With respect to a small number of contracts for the sale of Compounds products, the Company recognizes revenue over time as it manufactures customized compounds that do not have an alternative use and for which the contracts provide the Company with an enforceable right to payment, including a reasonable profit, at all times during the contract term commencing with the manufacturing of the goods. When revenue is recognized over time, the amount of revenue recognized is based on the extent of progress towards completion of the promised goods. The Company generally uses the output method to measure progress for its contracts as this method reflects the transfer of goods to the customer. Once customization begins, the manufacturing process is generally completed within a two week period. Due to the short time frame for production, there is little estimation uncertainty in the process. In addition, due to the customized nature of the Company's products, returns are not material.
Ingredients Revenues
The Company accounts for a contract when it has approval and commitment from both parties, the rights of the parties and payment terms (which vary by customer) are identified, the contract has commercial substance, and collectability of consideration is probable.
The Company generates revenues primarily by manufacturing Ingredients products for the use of our customers. The Company combines the shipment of goods with their manufacture to account for both shipment and manufacture as the sole performance obligation.
Generally, the Company recognizes a sale at the time when it ships the product from their manufacturing facility to their customer, as this is the point when control of the goods or services has transferred to the customer. The amount of consideration received and revenue recognized is impacted by discounts offered to its customers. The Company estimates discounts based on an analysis of historical experience and current activity. The Company assesses its estimates of discounts at each reporting date throughout the contract period and updates its estimates until the uncertainty has been resolved. During the current period, changes to estimates of discounts have been immaterial.
Contract Asset and Accounts Receivable
With respect to a small number of contracts for the sale of compounds, the Company has an “enforceable right to payment for performance to date” and as the products do not have an alternative use, the Company recognizes revenue for these contracts over time and records a contract asset using the output method. The output method recognizes revenue on the basis of direct measurements of the value to the customer of the goods or services transferred to date relative to the remaining goods or services promised under the contract.
The following table reflects the balances in the Company's contract assets, accounts receivable and contract liabilities for the periods ended December 31, 2019 and December 31, 2018:

	December 31,
(DOLLARS IN THOUSANDS)	2019	2018
Receivables (included in Trade receivables)	$892,625	$946,938
Contract asset - Short term	2,736	487
Contract liabilities - Short term	11,107	1,006